Financial instruments and risk management - Interest rate risk management (Details) - Interest rate risk - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Probable (base value) | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 2,232,448	R$ 3,204,403
Probable (base value) | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,614,276	7,917,258
Probable (base value) | Marketable securities | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,298,973	1,274,439
Probable (base value) | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,700,076	8,825,045
Probable (base value) | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	57,391	101,302
Probable (base value) | Loans and financing | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	15,012,319	11,845,274
Probable (base value) | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	22,605,366	25,195,489
Probable (base value) | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities
Probable (base value) | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	2,628,095	979,705
Probable (base value) | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	544,013	(851,428)
Probable (base value) | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ 1,096,611	R$ (851,428)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	25.00%
Possible 25% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (78,973)
Possible 25% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(269,355)
Possible 25% | Marketable securities | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial assets	(15,328)
Possible 25% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(307,765)
Possible 25% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,310)
Possible 25% | Loans and financing | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(177,145)
Possible 25% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(207,969)
Possible 25% | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities
Possible 25% | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(609,083)
Possible 25% | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(531,912)
Possible 25% | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (207,859)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	50.00%
Remote 50% | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (157,946)
Remote 50% | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	(538,710)
Remote 50% | Marketable securities | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial assets	(30,656)
Remote 50% | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(615,530)
Remote 50% | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,620)
Remote 50% | Loans and financing | IPCA
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(354,291)
Remote 50% | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(415,939)
Remote 50% | Derivative financial instruments | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities
Remote 50% | Derivative options | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,158,047)
Remote 50% | Derivative swaps | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(927,379)
Remote 50% | Derivative swaps | SOFR
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (334,947)